UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:             December 31, 2005
                                                     ---------------------------

Check here if Amendment [ ]; Amendment Number:  ____
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Great Point Partners, LLC
                  -----------------------------------------------------
Address:                   2 Pickwick Plaza, Suite 450
                  -----------------------------------------------------
                           Greenwich, CT  06830
                  -----------------------------------------------------

13F File Number:
                  ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                               Dr. Jeffrey R. Jay, M.D.
                  --------------------------------------------------------------
Title:                              Senior Managing Member
                  --------------------------------------------------------------
Phone:                              203-971-3300
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:

   /s/Dr. Jeffrey R. Jay, M.D.       Greenwich, CT          February 13, 2006
---------------------------------    ---------------------  --------------------
       [Signature]                   [City, State]          [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         13F File Number          Name

         28-____________          _____________________________________________

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                            ----------------

Form 13F Information Table Entry Total:         35
                                            ----------------

Form 13F Information Table Value Total:     $   179,659
                                             ---------------
                                                (thousands)


List of Other Included Managers:            None


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                            GREAT POINT PARTNERS, LLC
                              13F INFORMATION TABLE
                                DECEMBER 31, 2005

                        COLUMN 1           COLUMN 2  COLUMN 3   COLUMN 4             COLUMN 5           COLUMN 6      COLUMN 7
------------------------------------------------------------------------------------------------------------------------------------

                                           TITLE OF              VALUE      SHRS OR            PUT/    INVESTMENT      OTHER
TICK                  NAME OF ISSUER        CLASS      CUSIP    (X$1000)    PRN AMT    SH/PRN  CALL    DISCRETION     MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
APPA  AP Pharma, Inc.                       Common   00202J104    3,049    1,992,954     SH          Shared-Defined     None
ABMD  Abiomed Inc.                          Common   003654100      704       76,200     SH          Shared-Defined     None
AVM   Advanced Magnetics Inc.               Common   00753P103   15,610    1,408,810     SH          Shared-Defined     None
AEZS  Aeterna Zentaris, Inc.                Common   007975204    3,273      641,804     SH          Shares-Defined     None
AGP   Amerigroup Corp.                      Common   03073T102    1,349       69,300     SH          Shares-Defined     None
AMGN  Amgen Inc.                            Common   031162100   16,009      203,000     SH          Shares-Defined     None
BIIB  Biogen Idec                           Common   09062X103    3,124       69,000     SH          Shares-Defined     None
CATG  Cambridge Antibody Technologies (ADR) Common   132148107    5,516      459,265     SH          Shares-Defined     None
CYPB  Cypress Bioscience Inc.               Common   232674507    4,530      783,800     SH          Shares-Defined     None
DYAX  Dyax Corp.                            Common   26746E103    6,161    1,169,100     SH          Shares-Defined     None
FOXH  Foxhollow Technologies, Inc.          Common   35166A103    7,447      250,000     SH          Shares-Defined     None
GNTA  Genta, Inc.                           Common   37245M207    5,053    3,460,666     SH          Shares-Defined     None
GNT   Gentium SPA                           Common   37250B104    8,245    1,063,830     SH          Shares-Defined     None
GENZ  Genzyme Corp.                         Common   372917104    3,327       47,000     SH          Shares-Defined     None
GILD  Gilead Sciences, Inc.                 Common   375558103    4,363       83,000     SH          Shares-Defined     None
HNT   Health Net Inc.                       Common   42222G108   13,542      262,700     SH          Shares-Defined     None
IDP   Idera Pharmaceuticals, Inc.           Common   45168K108    2,691    4,411,400     SH          Shares-Defined     None
ISPH  Inspire Pharmaceuticals, Inc.         Common   457733103    1,452      285,800     SH          Shares-Defined     None
IART  Integra Lifesciences Holding Corp.    Common   457985208   13,829      390,000     SH          Shares-Defined     None
KOSN  Kosan Biosciences, Inc.               Common   50064W107    5,531    1,245,715     SH          Shares-Defined     None
MDF   Metropolitan Health Networks Inc.     Common   592142103    1,657      690,300     SH          Shares-Defined     None
MOH   Molina Healthcare Inc.                Common   60855R100    3,362      126,200     SH          Shares-Defined     None
NTII  Neurobiological Technologies Inc.     Common   64124W106    1,526      425,100     SH          Shares-Defined     None
QLTI  QLT, Inc.                             Common   746927102   15,900    2,500,000     SH          Shares-Defined     None
RIGL  Rigel Pharmaceuticals, Inc.           Common   766559603   15,884    1,900,000     SH          Shares-Defined     None
SEPR  Sepracor, Inc.                        Common   817315104    1,393       27,000     SH          Shares-Defined     None
TLCV  TLC Vision Corp.                      Common   872549100    7,160    1,110,100     SH          Shares-Defined     None
TEVA  Teva Pharmaceuticals Ltd.             Common   881624209    3,656       85,000     SH          Shares-Defined     None
PANC  Panacos Pharmaceuticals, Inc.         Common   69811Q106      347       50,000     SH          Shares-Defined     None
ZONA  Zonagen, Inc.                         Common   98975L108    3,685      721,100     SH          Shares-Defined     None
                                                                                                                        None
BMY   Bristol Myers 1/06 puts @ $22.50        Put    110122958      250       10,000           Put   Shares-Defined     None
BMY   Bristol Myers 1/06 puts @ $25.00        Put    110122958        3           15           Put   Shares=Defined     None
BMY   Bristol Myers 2/06 puts @ $22.50        Put    110122958        1           20           Put   Shares-Defined     None
IMCL  Imclone 1/06 puts @ $25                 Put    45245W959       10        2,000           Put   Shares=Defined     None
IMCL  Imclone 1/06 puts @ $30                 Put    45245W959       20        2,000           Put   Shares-Defined     None
                                                                179,659


                        COLUMN 1                           COLUMN 8
--------------------------------------------------------------------------------
                                                       VOTING AUTHORITY

TICK                  NAME OF ISSUER           SOLE         SHARED        NONE
--------------------------------------------------------------------------------
APPA  AP Pharma, Inc.                         1,992,954                   None
ABMD  Abiomed Inc.                               76,200                   None
AVM   Advanced Magnetics Inc.                 1,408,810                   None
AEZS  Aeterna Zentaris, Inc.                    641,804                   None
AGP   Amerigroup Corp.                           69,300                   None
AMGN  Amgen Inc.                                203,000                   None
BIIB  Biogen Idec                                69,000                   None
CATG  Cambridge Antibody Technologies (ADR)     459,265                   None
CYPB  Cypress Bioscience Inc.                   783,800                   None
DYAX  Dyax Corp.                              1,169,100                   None
FOXH  Foxhollow Technologies, Inc.              250,000                   None
GNTA  Genta, Inc.                             3,460,666                   None
GNT   Gentium SPA                             1,063,830                   None
GENZ  Genzyme Corp.                              47,000                   None
GILD  Gilead Sciences, Inc.                      83,000                   None
HNT   Health Net Inc.                           262,700                   None
IDP   Idera Pharmaceuticals, Inc.             4,411,400                   None
ISPH  Inspire Pharmaceuticals, Inc.             285,800                   None
IART  Integra Lifesciences Holding Corp.        390,000                   None
KOSN  Kosan Biosciences, Inc.                 1,245,715                   None
MDF   Metropolitan Health Networks Inc.         690,300                   None
MOH   Molina Healthcare Inc.                    126,200                   None
NTII  Neurobiological Technologies Inc.         425,100                   None
QLTI  QLT, Inc.                               2,500,000                   None
RIGL  Rigel Pharmaceuticals, Inc.             1,900,000                   None
SEPR  Sepracor, Inc.                             27,000                   None
TLCV  TLC Vision Corp.                        1,110,100                   None
TEVA  Teva Pharmaceuticals Ltd.                  85,000                   None
PANC  Panacos Pharmaceuticals, Inc.              50,000                   None
ZONA  Zonagen, Inc.                             721,100                   None

BMY   Bristol Myers 1/06 puts @ $22.50           10,000                   None
BMY   Bristol Myers 1/06 puts @ $25.00               15                   None
BMY   Bristol Myers 2/06 puts @ $22.50               20                   None
IMCL  Imclone 1/06 puts @ $25                     2,000                   None
IMCL  Imclone 1/06 puts @ $30                     2,000                   None